Note 10 - Goodwill	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Goodwill Disclosure [Text Block]
10.	Goodwill

	Americas	EMEA	Asia Pacific	Consolidated

Balance, December 31, 2014	$69,820	167,304	48,997	286,121
Goodwill acquired during the year	39,627	3,322	424	43,373
Goodwill disposed during the year	-	(111)	-	(111)
Foreign exchange	(2,650)	(16,159)	(4,894)	(23,703)
Balance, December 31, 2015	106,797	154,356	44,527	305,680
Goodwill acquired during the year	19,665	33,289	-	52,954
Other items	(603)	(266)	-	(869)
Foreign exchange	558	(10,236)	(81)	(9,759)
Balance, December 31, 2016	126,417	177,143	44,446	348,006
Goodwill	152,688	180,455	44,446	377,589
Accumulated impairment loss	(26,271)	(3,312)	-	(29,583)
	$126,417	$177,143	$44,446	$348,006

A test for goodwill impairment is required to be completed annually, in the Company’s case as of
August
1,
or more frequently if events or changes in circumstances indicate the asset might be impaired.
No
goodwill impairments were identified in
2016,
2015
or
2014.
The accumulated impairment loss reflects a goodwill impairment incurred in
2009.